Discontinued operations (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Property, plant and equipment	$ 9,514	$ 10,764	$ 11,545
Right-of-use assets	1,410	1,431	1,561
Goodwill	23,341	29,301
Intangible assets other than goodwill	26,879	31,644
Deferred tax assets	4,309	3,739
Inventories	5,913	7,175
Cash and cash equivalents	13,393	7,517	$ 12,407	$ 9,658
Deferred tax liabilities	(2,248)	(2,686)
Current and non-current lease liabilities	(51)	$ (12)
Net assets derecognized	(8,647)
Discontinued operations [member]
Statement [line items]
Property, plant and equipment	1,447
Right-of-use assets	133
Goodwill	7,424
Intangible assets other than goodwill	1,481
Deferred tax assets	624
Financial and other non-current assets	142
Inventories	2,565
Trade receivables and other current assets	2,935
Cash and cash equivalents	686
Deferred tax liabilities	(270)
Current and non-current lease liabilities	(139)
Current and non-current financial debt	(3,691)
Trade payables, provisions and other liabilities	$ (4,690)